Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC (Details narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operations Expenses	$ 13,100,000		$ 13,100,000
Research and development expenses	2,028,821	$ 2,731,899
Additional non interesting fund	4,537,370		1,921,342	$ 1,374,882
Mr Huang [Member]
Repaid	1,350,000		1,900,000
Mr Xu [Member]
Repaid	200,000		1,300,000
Founder [Member]
Repaid	$ 1,750,000		600,000
Victor Huang and Derek Xu
Loan Borrow			3,000,000	3,000,000
Capital			$ 1,100,000
Interest			5.00%
Additional Cash				590,000
Zeppelin [Member]
Additional Cash			$ 1,095,000
Operations Expenses				1,100,000
Primarily cash			73,000	380,000
Accrued liabilities			60,000	197,000
Research and development expenses			2,181,000	917,000
Advance Liabilities			1,150,000
Shareholders Advances			2,254,000	$ 600,000
Additional non interesting fund			600,000
Stockholder's deficit			$ 2,181,000